Collection Period Ended 31-Jul-2013
Principal
Note
Payment
Factor
71,682,960.05
0.742980
0.00
1.000000
0.00
1.000000
0.00
1.000000
71,682,960.05
Interest & Principal
Payment
71,708,525.88
63,666.67
89,537.50
54,145.83
$71,915,875.88
Net Liquidation Proceeds
0.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
0.00
(3) Interest Distributable Amount Class A Notes
232,915.83
Principal Collections
74,498,977.55
(1) Total Servicing Fee
1,731,327.59
Interest Collections
4,976,712.09
Nonrecoverable Advances to the Servicer
0.00
Total
$232,915.83
Available Funds
Distributions
Class A-3 Notes
0.780000%
89,537.50
0.325000
0.325000
Class A-4 Notes
1.130000%
54,145.83
0.470833
0.470833
Class A-1 Notes
0.220000%
25,565.83
0.091667
257.111961
Class A-2 Notes
0.500000%
63,666.67
0.208333
0.208333
Current Overcollateralization Amount
24,998,755.45
2.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Initial Overcollateralization Amount
24,950,218.09
2.50%
Target Overcollateralization Amount
24,998,755.45
2.50%
Pool Balance
1,038,796,554.03
1,038,796,554.03
964,296,220.60
Amount
Percentage
Adjusted Pool Balance
999,950,218.09
999,950,218.09
928,315,795.40
Yield Supplement Overcollateralization Amount
38,846,335.94
38,846,335.94
35,980,425.20
Total Note Balance
975,000,000.00
975,000,000.00
903,317,039.95
Overcollateralization
24,950,218.09
24,950,218.09
24,998,755.45
Class A-3 Notes
275,500,000.00
275,500,000.00
275,500,000.00
0.000000
Class A-4 Notes
115,000,000.00
115,000,000.00
115,000,000.00
0.000000
Class A-1 Notes
278,900,000.00
278,900,000.00
207,217,039.95
257.020294
Class A-2 Notes
305,600,000.00
305,600,000.00
305,600,000.00
0.000000
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
15
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
31-Jul-2013
15-Aug-2013
30/360 Days
15
Distribution Date
15-Aug-2013
Interest Period of the Class A-1 Notes (from... to)
31-Jul-2013
15-Aug-2013           Actual/360 Days
1-Jun-2013
31-Jul-2013
Determination Date
13-Aug-2013
Record Date
14-Aug-2013
Mercedes-Benz Auto Receivables Trust 2013-1
Investor Report
Amounts in USD
Dates
Collection Period No.
1
Collection Period (from... to)
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,499,875.55
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
2.74
minus Net Investment Earnings
2.74
Reserve Fund
Reserve Fund Required Amount
2,499,875.55
Reserve Fund Amount - Beginning Balance
2,499,875.55
Aggregate Principal Distributable Amount
71,682,960.05
71,682,960.05
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
71,682,960.05
71,682,960.05
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
232,915.83
232,915.83
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
89,537.50
89,537.50
0.00
thereof on Class A-4 Notes
54,145.83
54,145.83
0.00
thereof on Class A-1 Notes
25,565.83
25,565.83
0.00
thereof on Class A-2 Notes
63,666.67
63,666.67
0.00
0.00
0.00
0.00
Monthly Interest Distributable Amount
232,915.83
232,915.83
0.00
Total Servicing Fee
1,731,327.59
1,731,327.59
0.00
Total Trustee Fee
Total Distribution
79,475,778.63
Distribution Detail
Due
Paid
Shortfall
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
79,475,778.63
(9) Excess Collections to Certificateholders
5,828,575.16
Investment Earnings
88.99
(6) Regular Principal Distributable Amount
71,682,960.05
Available Collections
79,475,778.63
(7) Additional Servicing Fee and Transition Costs
0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.000%
Principal Recoveries
0.00
Principal Net Losses
1,355.88
Cumulative Principal Net Losses
1,355.88
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
1,355.88
Principal Net Liquidation Proceeds
0.00
91-120 Days Delinquent
38,425.96
1
0.00%
Total
964,296,220.60
36,677
100.00%
31-60 Days Delinquent
1,132,271.47
34
0.12%
61-90 Days Delinquent
177,820.89
7
0.02%
Delinquency Profile *
Amount
Number of Receivables
Percentage
Current
962,947,702.28
36,635
99.86%
Weighted Average Number of Remaining Payments
50.26
48.72
Weighted Average Seasoning (months)
12.41
14.08
36,677
Pool Factor
92.83%
As of Cutoff Date
Current
Weighted Average APR
2.85%
2.84%
Principal Purchase Amounts
0.00
Principal Gross Losses
1,355.88
Pool Balance end of Collection Period
964,296,220.60
Pool Balance beginning of Collection Period
1,038,796,554.03
37,777
Principal Collections
46,294,385.79
Principal Collections attributable to Full Pay-offs
28,204,591.76
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,038,796,554.03
37,777
Investment Earnings
Net Investment Earnings on the Reserve Fund
2.74
Net Investment Earnings on the Collection Account
86.25
Investment Earnings for the Collection Period
88.99